Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Balances relating to these contracts are reflected in the consolidated statement of operations for the twelve months ended December 31, 2025, and the consolidated balance sheet as at December 31, 2025, as follows:

Twelve Months Ended December 31, 2025

($ in millions)
Consolidated Statement of Operations items:
Net earned premium	$5.9
Losses and loss adjustment expenses	$3.7

As at December 31, 2025
($ in millions)
Consolidated Balance Sheet items:
Underwriting premiums receivables	1.6
Reserve for losses and loss adjustment expenses	3.7
Unearned premiums	1.2